WARRANTS - Financing Arrangement (Details)	Sep. 05, 2022 D $ / shares shares	Dec. 31, 2022 $ / shares
WARRANTS
Exercise price of warrants (in dollars per share)	$ 9.28
Percent of warrants to expire	100.00%
Warrants issued as part of convertible debt
WARRANTS
Number of warrants | shares	979,048
Exercise price of warrants (in dollars per share)	$ 9.28	$ 9.28
Number of common share exercisable by each warrant | shares	1
Warrant expiration time period	5 years
Number of consecutive trading days | D	30
Term of exercise period acceleration	21 days
Percent of warrants to expire	50.00%
Warrants issued as part of convertible debt | Maximum
WARRANTS
Weighted average share price	$ 18.56
Warrants issued as part of convertible debt | Minimum
WARRANTS
Weighted average share price	$ 11.60